SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

RULE 23C-2 NOTICE OF INTENTION
TO REDEEM SECURITIES

OF

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
One Corporate Center
Rye, New York 10580-1422
(914) 921-5070

under the

Investment Company Act of 1940

Investment Company Act File No. 811-05715

____________

(1)           Title of the class of securities of The Gabelli Convertible and Income Securities Fund Inc. (the "Fund") to be redeemed:

Series C Auction Rate Cumulative Preferred Stock, par value $0.001 per share, liquidation preference of $25,000 per share (the "Series C Preferred Stock").

(2)           The date on which the securities are to be called or redeemed:

June 25, 2008.

(3)           The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Series C Preferred Stock is to be redeemed pursuant to Article I, Section 3(a)(i) of the Fund's Articles Supplementary creating and fixing the rights of the Series C Preferred Stock, the form of which was filed with the Securities and Exchange Commission on March 13, 2003 as Exhibit 2(a)(iv) to the Fund's Registration Statement on Form N-2.

(4)           The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Fund intends to redeem 100% (1,000 shares) of its outstanding Series C Preferred Stock.  Shareholders of the Series C Preferred Stock will receive the redemption price of $25,000 per share, which is equal to the liquidation preference of the Series C Preferred Stock, for each of his or her shares of Series C Preferred Stock redeemed on the redemption date of June 25, 2008.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 4th day of June 2008.

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.

By:	/s/ Agnes Mullady
Name:	Agnes Mullady
Title:	Treasurer and Principal Financial Officer